Differences between US Statutory Tax Rate and Effective Income Tax Rate (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Reconciliation of Statutory Federal Tax Rate [Line Items]
Tax at federal statutory rate					$ 25		$ (32)		$ (77)
State income taxes, net of federal benefit					5		2		(9)
Foreign taxes, net of U.S. foreign tax credit					1	[1]	(20)	[1]	(20)	[1]
Tax rate changes					(1)	[2]	7	[2]	(31)	[2]
Nondeductible goodwill impairment charge									4
Nondeductible expenses					3		2		6
Change in uncertain tax positions					1	[3]	10	[3]	(1)	[3]
Research and development credit					(9)		(1)		(2)
Domestic production activities deduction					(1)
U.S. income taxes on non-U.S. unremitted earnings					4		(20)		(11)
Other, net					(2)		3		(4)
Total	$ 2	$ 5	$ (99)	$ (12)	$ 26		$ (49)		$ (145)
Effective income tax rate			24.00%	30.00%	36.00%		53.00%		66.00%

[1]	Includes foreign taxes, dividends and the rate differential between U.S. and foreign countries. Also includes a favorable adjustment in 2011 of $4 million related to foreign tax credits not previously recognized, and includes $8 million, $6 million and $4 million in 2011, 2012 and 2013, respectively, related to benefits of tax holidays in Tunisia and India which expire in 2017 and 2024, respectively.
[2]	During 2011, the Company determined that a 2009 adjustment was incorrect and reversed it, thereby increasing the deferred tax liability and goodwill balances. The Company recorded an income tax benefit of $35 million reflecting the amortization of the deferred income tax liability the benefit of which would have been reflected in the statement of comprehensive income had the 2009 adjustment not been made (see goodwill discussion in Note 1).
[3]	The change in uncertain tax positions recorded in continuing operations was a decrease of $1 million and increases of $10 million and $1 million in 2011, 2012 and 2013, respectively, which reflects the offsetting benefits recorded in prepaid expenses and other current assets. The balance is recorded in discontinued operations.